Other liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosures [Abstract]
Lease liabilities	₩ 890,689	₩ 613,914
Accounts payable	15,140,873	18,917,257
Accrued expenses	7,023,165	5,877,135
Dividend payable	7,997	8,809
Advance received	198,317	168,940
Unearned income	453,706	492,886
Withholding value-added tax and other taxes	1,020,113	876,814
Securities deposit received	2,252,424	2,552,266
Foreign exchange settlement pending	551,196	302,322
Domestic exchange settlement pending	1,806,106	9,238,159
Payable from trust account	8,174,066	6,537,565
Due to agencies	1,178,661	801,976
Deposits for subscription	61,578	30,729
Sundry liabilities	2,198,383	2,394,202
Others	54,133	45,221
Present value discount	(131,898)	(135,855)
Other liabilities	₩ 40,879,509	₩ 48,722,340